GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
35,549,615	Great-West Bond Index Fund Institutional Class(a)	$349,452,711

TOTAL BOND MUTUAL FUNDS — 35.04% (Cost $352,376,998)		$349,452,711
EQUITY MUTUAL FUNDS
3,449,432	Fidelity® Emerging Markets Index Fund Institutional Class	45,187,563
12,548,073	Great-West International Index Fund Institutional Class(a)	137,777,842
21,529,263	Great-West S&P 500® Index Fund Institutional Class(a)	208,187,970
11,526,798	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	116,651,201
9,753,847	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	90,613,241

TOTAL EQUITY MUTUAL FUNDS — 60.00% (Cost $518,147,442)		$598,417,817
Account Balance		Fair Value
FIXED INTEREST CONTRACT
49,936,109(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 49,936,109

TOTAL FIXED INTEREST CONTRACT — 5.00% (Cost $49,936,109)		$49,936,109
TOTAL INVESTMENTS — 100.04% (Cost $920,460,549)		$997,806,637
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(423,197)
TOTAL NET ASSETS — 100.00%		$997,383,440

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 31, 2021

The following table is a summary of the transactions for each underlying investment during the period ended March 31, 2021, in which the issuer was an affiliate of the Fund, as defined in the Investment Company Act of 1940 (1940 Act).
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	35,549,615	$349,898,423	$22,567,475	$9,138,634	$245,445	$(13,874,553)	$1,317,229	$349,452,711	35.04%
					245,445	(13,874,553)	1,317,229	349,452,711	35.04
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	12,548,073	139,846,817	1,181,699	6,528,551	1,606,561	3,277,877	-	137,777,842	13.81
Great-West S&P 500® Index Fund Institutional Class	21,529,263	209,569,666	1,966,542	18,363,348	(2,318,132)	15,015,110	-	208,187,970	20.87
Great-West S&P Mid Cap 400® Index Fund Institutional Class	11,526,798	117,132,690	1,422,410	18,570,913	(1,412,299)	16,667,014	-	116,651,201	11.70
Great-West S&P Small Cap 600® Index Fund Institutional Class	9,753,847	91,838,193	1,221,747	17,681,709	650,712	15,235,010	-	90,613,241	9.09
					(1,473,158)	50,195,011	-	553,230,254	55.47
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	49,936,109	49,944,233	1,700,083	1,893,759	-	-	185,552	49,936,109	5.00
					0	0	185,552	49,936,109	5.00
				Total	$(1,227,713)	$36,320,458	$1,502,781	$952,619,074	95.51%

March 31, 2021